SCHEDULE OF FINANCE COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs
Interest expenses on bank borrowings	$ 707,746	$ 605,979	$ 421,753
Interest expenses on other borrowings	30,461	4,638
Interest expenses on shareholder loans	73,102	197,066	405,872
Interest expenses on convertible bonds		684,163	972,045
Interest expenses on lease liabilities	19,955	6,306	9,320
Bank charges	106,044	106,908	119,302
Total	$ 937,308	$ 1,605,060	$ 1,928,292